Acquisition and sale of businesses and brands and purchase of non-controlling interests - Sales of businesses and brands (Details) - USD ($) $ in Millions		12 Months Ended
	Sep. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Net (assets)/liabilities disposed of
Deferred tax		$ 2,282	$ 2,794	$ 2,804
Post-employment benefit liabilities		(627)	(757)	(721)
Net assets		(12,954)	(13,178)
Less non-controlling interest		(2,083)	(2,088)
(Loss)/gain on disposal before taxation		2,564	3,537	5,460
Taxation		(606)	(999)	(1,294)
Impact on income statement gain/(loss)		1,958	2,538	4,166
Diageo Operations Italy S.p.A.
Sale consideration
Cash received	$ 120
Net (assets)/liabilities disposed of
Exchange recycled from other comprehensive income		(6)
Disposal group, disposed of by sale, not discontinued operations
Sale consideration
Cash received		341	185	116
Cash disposed of		0	(11)	(20)
Transaction and other directly attributable costs paid		(53)	(31)	(9)
Net cash received		288	143	87
Deferred consideration receivable		0	4	32
Investment in associates received		0	25	0
Transaction costs payable and other directly attributable items		13	(54)	(24)
Sale consideration		301	118	95
Net (assets)/liabilities disposed of
Brands		0	(83)	(167)
Other non-current assets		0	0	(3)
Assets and liabilities held for sale		(241)	20	0
Inventories		0	(13)	(11)
Other working capital		0	(1)	3
Corporate tax		0	0	2
Deferred tax		0	0	37
Net assets		(241)	(77)	(139)
Less non-controlling interest		28	(9)	0
Hyperinflationary adjustment recycled from other comprehensive income		22	0	0
Impairment charge recognised for prospective sale of Guinness Ghana		0	(97)	0
Exchange recycled from other comprehensive income		(108)	(179)	(26)
(Loss)/gain on disposal before taxation		2	(244)	(70)
Taxation		(18)	(3)	1
Impact on income statement gain/(loss)		(16)	(247)	(69)
Cash included in disposed assets and liabilities held for sale		(141)	5	0
Net cash flow from sale of businesses and brands		147	$ 148	$ 87
Disposal group, disposed of by sale, not discontinued operations | Diageo Operations Italy S.p.A.
Sale consideration
Cash received		120
Cash disposed of		0
Transaction and other directly attributable costs paid		(2)
Net cash received		118
Deferred consideration receivable		0
Investment in associates received		0
Transaction costs payable and other directly attributable items		25
Sale consideration		143
Net (assets)/liabilities disposed of
Brands		0
Other non-current assets		0
Assets and liabilities held for sale		(144)
Inventories		0
Other working capital		0
Corporate tax		0
Deferred tax		0
Net assets		(144)
Less non-controlling interest		0
Hyperinflationary adjustment recycled from other comprehensive income		0
Impairment charge recognised for prospective sale of Guinness Ghana		0
Exchange recycled from other comprehensive income		(6)
(Loss)/gain on disposal before taxation		(7)
Taxation		0
Impact on income statement gain/(loss)		(7)
Cash included in disposed assets and liabilities held for sale		(127)
Net cash flow from sale of businesses and brands		(9)
Disposal group, disposed of by sale, not discontinued operations | Other Individually Immaterial Business Disposed
Sale consideration
Cash received		221
Cash disposed of		0
Transaction and other directly attributable costs paid		(51)
Net cash received		170
Deferred consideration receivable		0
Investment in associates received		0
Transaction costs payable and other directly attributable items		(12)
Sale consideration		158
Net (assets)/liabilities disposed of
Brands		0
Other non-current assets		0
Assets and liabilities held for sale		(97)
Inventories		0
Other working capital		0
Corporate tax		0
Deferred tax		0
Net assets		(97)
Less non-controlling interest		28
Hyperinflationary adjustment recycled from other comprehensive income		22
Impairment charge recognised for prospective sale of Guinness Ghana		0
Exchange recycled from other comprehensive income		(102)
(Loss)/gain on disposal before taxation		9
Taxation		(18)
Impact on income statement gain/(loss)		(9)
Cash included in disposed assets and liabilities held for sale		(14)
Net cash flow from sale of businesses and brands		$ 156